Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Arrive AI Inc.
Entity Central Index Key	0001818274
Entity Tax Identification Number	85-0935006
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9100 Fall View Drive
Entity Address, City or Town	Fishers
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46037
City Area Code	(463)
Local Phone Number	270-0092
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, City or Town	9100 Fall View Drive Fishers
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46037
City Area Code	(463)
Local Phone Number	270-0092
Contact Personnel Name	Daniel S. O’Toole